INTANGIBLE ASSETS AND GOODWILL, NET - Additional Information (Details) S/ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 PEN (S/)
Disclosure of detailed information about intangible assets [line items]
Impairment loss	S/ 1,410	S/ 1,410
Gross impairment loss	S/ 63,978	0	S/ 38,189
Estimated fair value of goodwill				$ 95.7	$ 366,691
Book value		S/ 865,822		$ 113.4	$ 434,825	S/ 820,899
Discount rate				13.20%	13.20%	13.20%
Growth rate				4.00%	4.00%	4.00%
2021	0.00%
2022	98.00%
2023	94.00%
2024	94.00%
2025	80.00%
Perpetual payment	80.00%
Dividend tax rate	10.00%
Exchange Rate of the Colombian Peso to the Dollar	3,833
Exchange rate of the Colombian Peso to the dollar		3.3150	3.2929	3.4081	3.4081	3.4081
Mibanco Colombia - Bancompartir
Disclosure of detailed information about intangible assets [line items]
Gross impairment loss	S/ 64,000
Book value		S/ 191,898				S/ 135,658
Participation of Credicorp
Disclosure of detailed information about intangible assets [line items]
Gross impairment loss	54,000
Minority participation
Disclosure of detailed information about intangible assets [line items]
Gross impairment loss	S/ 10,000